SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net income per common share amounts
Income from continuing operations	$ 33.4	$ 38.1	$ 51.3	$ 46.3	$ 29.0	$ 35.4	$ 53.1	$ 36.9	$ 169.1	$ 154.4	$ 241.8
Income from discontinued operations, net of tax	15.6	20.2	12.9	(2.4)	(6.8)	14.4	20.2	7.9	46.3	35.7	75.1
Net income	$ 49.0	$ 58.3	$ 64.2	$ 43.9	$ 22.2	$ 49.8	$ 73.3	$ 44.8	$ 215.4	$ 190.1	$ 316.9
Weighted-average number of common shares outstanding									102.6	105.8	105.8
Dilutive shares (additional common shares issuable under employee stock-based awards)									0.9	1.0	1.0
Weighted-average number of common shares outstanding, assuming dilution									103.5	106.8	106.8
Net income per common share:
Continuing operations	$ 0.33	$ 0.38	$ 0.50	$ 0.44	$ 0.27	$ 0.33	$ 0.50	$ 0.35	$ 1.65	$ 1.46	$ 2.29
Discontinued operations	$ 0.16	$ 0.20	$ 0.12	$ (0.02)	$ (0.06)	$ 0.14	$ 0.19	$ 0.08	$ 0.45	$ 0.34	$ 0.71
Net income per common share	$ 0.49	$ 0.58	$ 0.62	$ 0.42	$ 0.21	$ 0.47	$ 0.69	$ 0.43	$ 2.10	$ 1.80	$ 3.00
Net income per common share, assuming dilution:
Continuing operations	$ 0.33	$ 0.37	$ 0.49	$ 0.44	$ 0.27	$ 0.33	$ 0.50	$ 0.35	$ 1.63	$ 1.45	$ 2.27
Discontinued operations	$ 0.15	$ 0.20	$ 0.13	$ (0.03)	$ (0.06)	$ 0.14	$ 0.19	$ 0.07	$ 0.45	$ 0.33	$ 0.70
Net income per common share, assuming dilution	$ 0.48	$ 0.57	$ 0.62	$ 0.41	$ 0.21	$ 0.47	$ 0.69	$ 0.42	$ 2.08	$ 1.78	$ 2.97
Stock-based compensation awards excluded from the computation of net income per common share, assuming dilution									12	11	9